Contingent liabilities and legal proceedings - Vodafone Idea (Details) € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 EUR (€)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Disclosure of contingent liabilities [line items]
Investment in joint ventures	€ 8,203		€ 9,578
Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Investment in joint ventures	0			€ 0	€ 0
Share of losses in respect to joint venture	0
Maximum [Member] | Vodafone Idea and Idea Cellular legal case [Member]
Disclosure of contingent liabilities [line items]
The group's potential exposure	€ 713	₨ 64